April 5, 2022

U.S. Securities and Exchange Commission via electronic filing
100 F Street, N.E.
Washington, D.C.  20549

Re:	Vanguard Valley Forge Funds
Registration Statement on Form N-14

Commissioners:

On behalf of Vanguard Baillie Gifford Global Positive Impact Stock Fund (the “Stock Fund”), a series of Vanguard Valley Forge Funds (the “Trust”), we are hereby filing a Registration Statement on Form N-14 (the “Registration Statement”) under the Securities Act of 1933 (the “1933 Act”).  This Registration Statement is being filed to register Investor Shares of the Fund that would be issued to shareholders of Baillie Gifford Positive Change Equities Fund (the “Baillie Gifford Fund”), a series of Baillie Gifford Funds, in connection with the proposed reorganization of the Baillie Gifford Fund into the Stock Fund.

It is proposed that this Registration Statement will become effective on May 5, 2022, pursuant to Rule 488 under the 1933 Act.  A definitive proxy statement/prospectus will be filed and mailed to Baillie Gifford Fund shareholders thereafter.

If you have any questions or comments, please contact me at (484) 618-9535 or laura_bautista@vanguard.com. Thank you for your time and consideration.

Sincerely,

/s/ Laura A. Bautista

Laura A. Bautista
Assistant General Counsel
Office of the General Counsel

Enclosures

cc:	Lisa N. Larkin
U.S. Securities and Exchange Commission